Information by segment and main country - Reconciliation from net income to Adjusted EBITA (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Information by segment and main country [Line Items]
Profit (loss)	[1]	€ (1,605)		€ 3,323		€ 1,195
Profit (loss) from discontinued operations		13	[2]	2,711	[1]	196	[1]
Tax expense (income)		(113)		(103)		212
Share of profit (loss) of associates and joint ventures accounted for using equity method		(2)		(4)		(9)
Finance costs		258		188		202
Finance income		58		149		158
Profit (loss) from operating activities		(1,529)		553		1,264
Amortization of acquired intangible assets	[1]	363		322		377
Impairment loss recognised in profit or loss, goodwill	[1]	1,357		15		144
Earnings before interest, taxes and amortization		192		890		1,784
Restructuring and acquisition-related charges	[1]	202		95		195
Other items	[1]	925		1,069		299
Adjusted EBITA		1,318		2,054		2,277
Respironics field-action provision [Member]
Information by segment and main country [Line Items]
Other items	[1]	250		719
Respironics field-action running remediation costs [Member]
Information by segment and main country [Line Items]
Other items	[1]	210		94
R&D project impairments [Member]
Information by segment and main country [Line Items]
Other items	[1]	134
Portfolio realignment charges [Member]
Information by segment and main country [Line Items]
Other items	[1]	109
Impairment of assets in S&RC [Member]
Information by segment and main country [Line Items]
Other items	[1]	39
Provision for a legal matter [Member]
Information by segment and main country [Line Items]
Other items	[1]	60
Provisions for quality actions in Connected Care [Member]
Information by segment and main country [Line Items]
Other items	[1]	59		94
Remaining items [Member]
Information by segment and main country [Line Items]
Other items	[1]	63		87		299
Loss on divestment of business [Member]
Information by segment and main country [Line Items]
Other items	[1]			76
Diagnosis & Treatment [Member]
Information by segment and main country [Line Items]
Profit (loss) from operating activities		404		941		497
Amortization of acquired intangible assets		143		153		209
Impairment loss recognised in profit or loss, goodwill		27		2		0
Earnings before interest, taxes and amortization		573		1,097		706
Restructuring and acquisition-related charges		21		7		29
Other items		180		(32)		83
Adjusted EBITA		774		1,071		818
Diagnosis & Treatment [Member] | Respironics field-action provision [Member]
Information by segment and main country [Line Items]
Other items				0
Diagnosis & Treatment [Member] | R&D project impairments [Member]
Information by segment and main country [Line Items]
Other items		120
Diagnosis & Treatment [Member] | Provision for a legal matter [Member]
Information by segment and main country [Line Items]
Other items		60
Diagnosis & Treatment [Member] | Remaining items [Member]
Information by segment and main country [Line Items]
Other items		0		(32)
Connected Care [Member]
Information by segment and main country [Line Items]
Profit (loss) from operating activities		(2,246)		(722)		704
Amortization of acquired intangible assets		199		148		134
Impairment loss recognised in profit or loss, goodwill		1,331		13		144
Earnings before interest, taxes and amortization		(716)		(562)		982
Restructuring and acquisition-related charges		108		93		97
Other items		703		965		112
Adjusted EBITA		95		497		1,191
Connected Care [Member] | Respironics field-action provision [Member]
Information by segment and main country [Line Items]
Other items		250		719
Connected Care [Member] | Respironics field-action running remediation costs [Member]
Information by segment and main country [Line Items]
Other items		210		94
Connected Care [Member] | R&D project impairments [Member]
Information by segment and main country [Line Items]
Other items		12
Connected Care [Member] | Portfolio realignment charges [Member]
Information by segment and main country [Line Items]
Other items		109
Connected Care [Member] | Impairment of assets in S&RC [Member]
Information by segment and main country [Line Items]
Other items		39
Connected Care [Member] | Provisions for quality actions in Connected Care [Member]
Information by segment and main country [Line Items]
Other items		59		94
Connected Care [Member] | Remaining items [Member]
Information by segment and main country [Line Items]
Other items		24		58
Personal Health [Member]
Information by segment and main country [Line Items]
Profit (loss) from operating activities		515		576		362
Amortization of acquired intangible assets		15		15		16
Earnings before interest, taxes and amortization		531		591		378
Restructuring and acquisition-related charges		11		(1)		31
Other items		(4)		0		24
Adjusted EBITA		538		590		433
Personal Health [Member] | R&D project impairments [Member]
Information by segment and main country [Line Items]
Other items		3
Personal Health [Member] | Remaining items [Member]
Information by segment and main country [Line Items]
Other items		(6)		0
Other [Member]
Information by segment and main country [Line Items]
Profit (loss) from operating activities		(202)		(242)		(300)
Amortization of acquired intangible assets		7		6		18
Earnings before interest, taxes and amortization		(196)		(236)		(282)
Restructuring and acquisition-related charges		61		(5)		37
Other items		46		136		81
Adjusted EBITA		(89)		(105)		€ (165)
Other [Member] | Respironics field-action provision [Member]
Information by segment and main country [Line Items]
Other items				0
Other [Member] | Remaining items [Member]
Information by segment and main country [Line Items]
Other items		€ 46		61
Other [Member] | Loss on divestment of business [Member]
Information by segment and main country [Line Items]
Other items				€ 76

[1]	Shareholders in this table refers to shareholders of Koninklijke Philips N.V.
[2]	Shareholders in this table refers to shareholders of Koninklijke Philips N.V.